Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Cash Flow Information
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2020	2019

Change in non-cash working capital

Accounts receivable	$(1,181)	$(2,514)

Accounts payable and accrued liabilities	3,110	(9,791)

Other	(904)	468

Total change in non-cash working capital	$1,025	$(11,837)